Registration Nos. 33-43390
                                                                      811-2441


               As filed with the Commission on October 14, 1997
                 --------------------------------------------


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No.  ___        ___
                      Post-Effective Amendment No. 15          X



                                    and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.   63             X


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D


                          (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                              (Name of Depositor)

                             2727-A Allen Parkway
                           Houston, Texas 77019-2191

       (Address of Depositor's Principal Executive Officers) (Zip Code)
                                (713) 831-3632

              (Depositor's Telephone Number, including Area Code)

                            Steven A. Glover, Esq.
               Associate General Counsel and Assistant Secretary

                    American General Life Insurance Company
                  2727-A Allen Parkway, Houston, Texas 77019

                    (Name and Address of Agent for Service)

                        Copies of all communications to
                        Freedman, Levy, Kroll & Simonds
                   1050 Connecticut Avenue, N.W., Suite 825
                            Washington, D.C. 20036
                        Attention: Gary O. Cohen, Esq.

           Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

|X| Immediately upon filing pursuant to paragraph (b) of Rule 485 |_| On __________________ pursuant to paragraph (b) of Rule 485
|_|  60 days after filing pursuant to paragraph (a)(1) of Rule 485
|_|  On __________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

 |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number or amount of its securities under the Securities Act of 1933. That election was previously filed in Registrant's Form N-4 registration statement (File No. 2-49805 and File No. 811-2441). Registrant filed a Rule 24f-2 Notice on February 24, 1997, for its most recent fiscal year ended December 31, 1996.

                               EXPLANATORY NOTE
                               ----------------

     Registrant is filing this Post-Effective Amendment No. 15 solely for the purposes of adding to the Registration Statement a new Division of Registrant, changing the name of one of Registrant's existing Divisions, stating that the Fixed Account is not available in Oregon, adding an automatic transfer plan to the Guaranteed Interest Rate paid in the Fixed Account and a related exhibit, and revising tax disclosure to reflect amendments to the Internal Revenue Code that become effective in 1998.

     Registrant does not intend for this Post-Effective Amendment No. 15 to amend or delete, any other part of this Registration Statement, except as specifically noted herein.

                      REGISTRATION STATEMENT ON FORM N-4

                                    PART C

                               OTHER INFORMATION

EXPLANATORY NOTE:


This filing amends Part C of this Registration Statement only to the extent specifically noted below.


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

               (b) Exhibits

5(c)(x)    Specimen form of Special  Offer-Dollar  Cost  Averaging from the 1-
           Year Guarantee Period (For new Contracts only).



                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of Securities Act Rule 485(b), for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 10th day of October 1997.

AMERICAN GENERAL LIFE INSURANCE           AMERICAN GENERAL LIFE INSURANCE
  COMPANY SEPARATE ACCOUNT D                         COMPANY
        (Registrant)                               (Depositor)

By: /s/ROBERT F. HERBERT, JR.                By:/s/ROBERT F. HERBERT, JR.
    -------------------------------             -------------------------------
    Robert F. Herbert, Jr.                      Robert F. Herbert, Jr.
    Senior Vice President of                    Senior Vice President
    American General Life
    Insurance Company

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following officers and directors of American General Life Insurance Company in the capacities and on the dates indicated.

         Signature                          Title                          Date
        -----------                        -------                        ------
 RODNEY O. MARTIN, JR.*            Principal Executive Officer         October 10, 1997
 --------------------------
 (Rodney O. Martin, Jr.)

 ROBERT F. HERBERT, JR.*             Principal Financial and           October 10, 1997
 --------------------------           Accounting Officer
 (Robert F. Herbert, Jr.)


   DIRECTORS
 -------------
 ROBERT M. DEVLIN*                                        JOHN V. LaGRASSE*
 --------------------------                               -------------------------
 (Robert M. Devlin)                                       (John V. LaGrasse)

 MICHAEL G. ATNIP*                                        RODNEY O. MARTIN, JR.*
 --------------------------                               -------------------------
(Michael G. Atnip)                                        (Rodney O. Martin, Jr.)

 DAVID A. FRAVEL*                                         JON P. NEWTON*
 --------------------------                               -------------------------
 (David A. Fravel)                                        (Jon P. Newton)


 ROBERT F. HERBERT, JR.*                                  PETER V. TUTERS*
 --------------------------                               -------------------------
 (Robert F. Herbert, Jr.)                                 (Peter V. Tuters)

 /s/STEVEN A. GLOVER
 --------------------------------------
 *By Steven A. Glover, Attorney-in-Fact                   October 10, 1997

                                 EXHIBIT INDEX



5(c)(x)    Specimen form of Special  Offer-Dollar  Cost  Averaging from the 1-
           Year Guarantee Period (For new Contracts only).

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                               GENERATIONS (TM)
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                       SUPPLEMENT DATED OCTOBER 14, 1997
                                      TO
                         PROSPECTUS DATED MAY 1, 1997


     This supplement amends the prospectus for the following reasons:

     1. Effective October 14, 1997, Separate Account D has added a Strategic Stock Division. The Division invests in shares of the Strategic Stock Portfolio, which has been added to the Van Kampen American Capital Life Investment Trust (the 'Trust"). Also effective October 14, 1997, Separate Account D has changed the name of its existing Real Estate Securities Division to the Morgan Stanley Real Estate Securities Division. The Division invests in shares of the Trust's Morgan Stanley Real Estate Securities Portfolio, which has also changed its name.

     2. Also effective October 14, 1997, American General Life Insurance Company ("AGL") may, from time to time, offer new contract owners a higher Guaranteed Interest Rate for Fixed Account Guarantee Periods associated with a dollar cost averaging feature than for other Guarantee Periods of the same duration that are not associated with a dollar cost averaging feature. In addition, the Fixed Account will no longer be available for contracts purchased in Oregon.

     3. The Taxpayer Relief Act of 1997, which became law on August 5, 1997, changed the taxation of individual retirement annuities in several respects.

     The above changes require several modifications in the prospectus, as follows:


1.   NEW SERIES OFFERED AND CHANGE IN SERIES NAME

ON PAGES 1, 7, 8, AND 14, REPLACE THE TERM "REAL ESTATE SECURITIES" WITH THE TERM "MORGAN STANLEY REAL ESTATE SECURITIES," AND, IN EACH CASE, ADD THE PHRASE "STRATEGIC STOCK" IMMEDIATELY THEREAFTER.

IN THE TABLE ON SERIES' ANNUAL EXPENSES THAT APPEARS ON PAGE 7, ADD THE FOLLOWING INFORMATION FOR THE NEW STRATEGIC STOCK SERIES:

                    [Management          [Other Expenses          [Total Series
                    Fees After           After Expense            Operating
                    Expense              Reimbursement]           Expenses]
                    Reimbursement]

Strategic Stock     0.50%                0.15%                   0.65%



IN THE EXAMPLES THAT APPEAR ON PAGES 7 AND 8, ADD THE FOLLOWING INFORMATION FOR THE NEW STRATEGIC STOCK SERIES:


                    [1 year]      [3 years]      [5 years]     [10 years]
Strategic Stock     $76           $111            N/A           N/A
[page 7]

                    [1 year]      [3 years]      [5 years]     [10 years]
Strategic Stock     $22           $ 66           N/A           N/A
[page 8]

IN THE FIRST SENTENCE OF THE FIRST PARAGRAPH ON PAGE 14, REPLACE THE WORD "SIXTEEN" WITH THE WORD "SEVENTEEN," AND REPLACE THE WORD "SEVEN" WITH THE WORD "EIGHT."


2.   FIXED ACCOUNT CHANGES

AT THE END OF THE FIRST PARAGRAPH IN THE SECTION TITLED "THE FIXED ACCOUNT" ON PAGE 16, ADD THE FOLLOWING SEPARATE PARAGRAPH:

     The Fixed Account is not available under Contracts purchased in Oregon.

AFTER THE SIXTH SENTENCE IN THE SECOND FULL PARAGRAPH ON PAGE 17, ADD THE FOLLOWING SENTENCE:

One or more Guarantee Periods may be offered with a required dollar cost averaging feature. (SEE "Transfers.")

IN THE THIRD LINE OF THE FOURTH PARAGRAPH ON PAGE 20, AFTER THE WORDS "ONE-YEAR GUARANTEE PERIOD," INSERT THE FOLLOWING PHRASE:

(or any other Guarantee Period that is available at that time)

AT THE END OF THE FIRST  SENTENCE OF THE FOURTH  PARAGRAPH ON PAGE 20, ADD THE
FOLLOWING:

This kind of automatic transfer plan is also referred to as a dollar cost averaging plan, under which the Owner will select the amount to be transferred and the period of time over which transfers are to occur. We may offer certain automatic transfer plans to new Contract Owners who are not presently owners of any annuity contract offered by AGL or an affiliate of AGL. Under such plans, we will establish the period of time over which equal monthly transfers will be made, and we may offer a higher Guaranteed Interest Rate, set forth in a prospectus supplement, than would otherwise be available for another Guarantee Period of the same duration that is not offered under such plans.

ENHANCED RATE--THE GUARANTEED INTEREST RATE FOR THE GUARANTEE PERIOD THAT IS PRESENTLY AVAILABLE UNDER THE AUTOMATIC TRANSFER PLAN, REFERRED TO ON PAGE 20 OF THE PROSPECTUS, IS 2.70% GREATER THAN THE GUARANTEED INTEREST RATE FOR A GUARANTEE PERIOD OF THE SAME DURATION THAT IS NOT AVAILABLE UNDER SUCH AN AUTOMATIC TRANSFER PLAN.


3.   INDIVIDUAL RETIREMENT ANNUITY CHANGES

ON PAGE 35, SUBSTITUTE THE FOLLOWING IN PLACE OF ALL OF THE TEXT PRESENTLY IN THE PARAGRAPH TITLED "PURCHASE PAYMENTS":

     Individuals who are not active participants in a tax qualified retirement plan may, in any year, deduct from their taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $25,000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $35,000 will not be able to deduct purchase payments, and for those with adjusted gross income between $25,000 and $35,000 the deduction is phased out based on the amount of income. Beginning in 1998, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for single persons will increase, as follows: 1998--$30,000 to $40,000; 1999--$31,000 to $41,000; 2000--$32,000
to $42,000;  2001--$33,000 to $43,000; 2002--$34,000 to $44,000; 2003--$40,000
to $50,000;  2004--$45,000  to $55,000;  and 2005 and  thereafter--$50,000  to
$60,000.

     Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $40,000 and $50,000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000. Beginning in 1998, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for married individuals filing joint tax returns will increase as follows:
1998--$50,000 to $60,000;  1999--$51,000 to $61,000; 2000--$52,000 to $62,000;
2001--$53,000 to $63,000;  2002--$54,000 to $64,000; 2003--$60,000 to $70,000;
2004--$65,000 to $75,000;  2005--$70,000 to $80,000; 2006--$75,000 to $85,000;
and 2007 and thereafter--$80,000 to $100,000.

     Also beginning in 1998, a married individual filing a joint tax return, who is not an active participant in a tax qualified retirement plan, but whose spouse is an active participant in such a plan, may, in any year, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. For such an individual, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out is $150,000 to $160,000.

ON PAGE 35, ADD THE FOLLOWING LANGUAGE AFTER THE FOURTH SENTENCE IN THE PARAGRAPH TITLED "DISTRIBUTIONS FROM AN IRA.":

Beginning in 1998, these exceptions also include distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor, subject to a $10,000 lifetime maximum, and distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

ON PAGE 36, ADD THE FOLLOWING LANGUAGE IMMEDIATELY BEFORE THE PARAGRAPH TITLED "SIMPLIFIED EMPLOYEE PENSION PLANS."

ROTH IRAs

     Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This limitation is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $15,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

     Qualified distributions from Roth IRAs are entirely tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59-1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.

     An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. For rollovers in 1998, the individual may pay that tax ratably in 1998 and over the succeeding three years. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                               GENERATIONS (TM)
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                       SUPPLEMENT DATED OCTOBER 14, 1997
                                      TO
                         PROSPECTUS DATED MAY 1, 1997
                         AS SUPPLEMENTED MAY 27, 1997


     This supplement amends the prospectus for the following reasons:

     1. Effective October 14, 1997, Separate Account D has added a Strategic Stock Division. The Division invests in shares of the Strategic Stock Portfolio, which has been added to the Van Kampen American Capital Life Investment Trust (the 'Trust"). Also effective October 14, 1997, Separate Account D has changed the name of its existing Real Estate Securities Division to the Morgan Stanley Real Estate Securities Division. The Division invests in shares of the Trust's Morgan Stanley Real Estate Securities Portfolio, which has also changed its name.

     2. Also effective October 14, 1997, American General Life Insurance Company ("AGL") may, from time to time, offer new contract owners a higher Guaranteed Interest Rate for Fixed Account Guarantee Periods associated with a dollar cost averaging feature than for other Guarantee Periods of the same duration that are not associated with a dollar cost averaging feature. In addition, the Fixed Account will no longer be available for contracts purchased in Oregon.

     3. The Taxpayer Relief Act of 1997, which became law on August 5, 1997, changed the taxation of individual retirement annuities in several respects.

     The above changes require several modifications in the prospectus, as follows:


1.   NEW SERIES OFFERED AND CHANGE IN SERIES NAME

ON PAGES 1, 7, 8, AND 14, REPLACE THE TERM "REAL ESTATE SECURITIES" WITH THE TERM "MORGAN STANLEY REAL ESTATE SECURITIES," AND, IN EACH CASE, ADD THE PHRASE "STRATEGIC STOCK" IMMEDIATELY THEREAFTER.

IN THE TABLE ON SERIES' ANNUAL EXPENSES THAT APPEARS ON PAGE 7, ADD THE FOLLOWING INFORMATION FOR THE NEW STRATEGIC STOCK SERIES:

                    [Management          [Other Expenses          [Total Series
                    Fees After           After Expense            Operating
                    Expense              Reimbursement]           Expenses]
                    Reimbursement]
Strategic Stock     0.50%                0.15%                    0.65%

IN THE EXAMPLES THAT APPEAR ON PAGES 7 AND 8, ADD THE FOLLOWING INFORMATION FOR THE NEW STRATEGIC STOCK SERIES:

                    [1 year]      [3 years]      [5 years]     [10 years]

Strategic Stock     $76            $111          N/A            N/A
[page 7]

                    [1 year]      [3 years]      [5 years]     [10 years]
Strategic Stock    $22            $ 66            N/A           N/A
[page 8]

IN THE FIRST SENTENCE OF THE FIRST PARAGRAPH ON PAGE 14, REPLACE THE WORD "SIXTEEN" WITH THE WORD "SEVENTEEN," AND REPLACE THE WORD "SEVEN" WITH THE WORD "EIGHT."

2.   FIXED ACCOUNT CHANGES

AT THE END OF THE FIRST PARAGRAPH IN THE SECTION TITLED "THE FIXED ACCOUNT" ON PAGE 16, ADD THE FOLLOWING SEPARATE PARAGRAPH:

     The Fixed Account is not available under Contracts purchased in Oregon.

AFTER THE SIXTH SENTENCE IN THE SECOND FULL PARAGRAPH ON PAGE 17, ADD THE FOLLOWING SENTENCE:

One or more Guarantee Periods may be offered with a required dollar cost averaging feature. (SEE "Transfers.")

IN THE THIRD LINE OF THE FOURTH PARAGRAPH ON PAGE 20, AFTER THE WORDS "ONE-YEAR GUARANTEE PERIOD," INSERT THE FOLLOWING PHRASE:

(or any other Guarantee Period that is available at that time)

AT THE END OF THE FIRST  SENTENCE OF THE FOURTH  PARAGRAPH ON PAGE 20, ADD THE
FOLLOWING:

This kind of automatic transfer plan is also referred to as a dollar cost averaging plan, under which the Owner will select the amount to be transferred and the period of time over which transfers are to occur. We may offer certain automatic transfer plans to new Contract Owners who are not presently owners of any annuity contract offered by AGL or an affiliate of AGL. Under such plans, we will establish the period of time over which equal monthly transfers will be made, and we may offer a higher Guaranteed Interest Rate, set forth in a prospectus supplement, than would otherwise be available for another Guarantee Period of the same duration that is not offered under such plans.

ENHANCED RATE--THE GUARANTEED INTEREST RATE FOR THE GUARANTEE PERIOD THAT IS PRESENTLY AVAILABLE UNDER THE AUTOMATIC TRANSFER PLAN, REFERRED TO ON PAGE 20 OF THE PROSPECTUS, IS 2.70% GREATER THAN THE GUARANTEED INTEREST RATE FOR A GUARANTEE PERIOD OF THE SAME DURATION THAT IS NOT AVAILABLE UNDER SUCH AN AUTOMATIC TRANSFER PLAN.

3.   INDIVIDUAL RETIREMENT ANNUITY CHANGES

ON PAGE 35, SUBSTITUTE THE FOLLOWING IN PLACE OF ALL OF THE TEXT PRESENTLY IN THE PARAGRAPH TITLED "PURCHASE PAYMENTS":

     Individuals who are not active participants in a tax qualified retirement plan may, in any year, deduct from their taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $25,000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $35,000 will not be able to deduct purchase payments, and for those with adjusted gross income between $25,000 and $35,000 the deduction is phased out based on the amount of income. Beginning in 1998, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for single persons will increase,  as follows:  1998--$30,000  to $40,000;  1999--$31,000  to $41,000;
2000-- $32,000 to $42,000; 2001--$33,000 to $43,000; 2002--$34,000 to $44,000;
2003--   $40,000  to  $50,000;   2004--$45,000   to  $55,000;   and  2005  and
thereafter--$50,000 to $60,000.

     Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $40,000 and $50,000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000. Beginning in 1998, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for married individuals filing joint tax returns will increase as follows:
1998--$50,000 to $60,000;  1999--$51,000 to $61,000; 2000--$52,000 to $62,000;
2001--$53,000 to $63,000;  2002--$54,000 to $64,000; 2003--$60,000 to $70,000;
2004--$65,000 to $75,000;  2005--$70,000 to $80,000; 2006--$75,000 to $85,000;
and 2007 and thereafter--$80,000 to $100,000.

     Also beginning in 1998, a married individual filing a joint tax return, who is not an active participant in a tax qualified retirement plan, but whose spouse is an active participant in such a plan, may, in any year, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. For such an individual, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out is $150,000 to $160,000.

ON PAGE 35, ADD THE FOLLOWING LANGUAGE AFTER THE FOURTH SENTENCE IN THE PARAGRAPH TITLED "DISTRIBUTIONS FROM AN IRA.":

Beginning in 1998, these exceptions also include distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor, subject to a $10,000 lifetime maximum, and distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

ON PAGE 36, ADD THE FOLLOWING LANGUAGE IMMEDIATELY BEFORE THE PARAGRAPH TITLED "SIMPLIFIED EMPLOYEE PENSION PLANS.":

ROTH IRAs

     Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This limitation is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $15,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

     Qualified distributions from Roth IRAs are entirely tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59-1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.

     An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. For rollovers in 1998, the individual may pay that tax ratably in 1998 and over the succeeding three years. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.


4.   CHANGES WITH RESPECT TO THE SUPPLEMENT DATED MAY 27, 1997.

IN THE NINTH PARAGRAPH ON PAGE S-3, REPLACE THE WORD "SIXTEEN" WITH THE WORD "SEVENTEEN," AND REPLACE THE WORD "SEVEN" WITH THE WORD "EIGHT."

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                               GENERATIONS (TM)
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                       SUPPLEMENT DATED OCTOBER 14, 1997
                                      TO
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997


     Separate Account D has added a Strategic Stock Division. The Division invests in shares of the Strategic Stock Portfolio, which has been added to the Van Kampen American Capital Life Investment Trust (the 'Trust").

     Separate Account D also has changed the name of its existing Real Estate Securities Division to the Morgan Stanley Real Estate Securities Division. The Division invests in shares of the Trust's Morgan Stanley Real Estate Securities Portfolio, which has also changed its name.

     These changes became effective on October 14, 1997.

     These  changes  require  several   modifications   in  the  statement  of
additional information, as follows:

IN EACH OF THE FOUR TABLES ON PAGE 6 OF THE STATEMENT OF ADDITIONAL INFORMATION, REPLACE THE TERM "REAL ESTATE SECURITIES" WITH THE TERM "MORGAN STANLEY REAL ESTATE SECURITIES."

IN THE FIRST PARAGRAPH UNDER "FINANCIAL STATEMENTS" ON PAGE 9 OF THE STATEMENT OF ADDITIONAL INFORMATION, REPLACE THE WORDS "FORTY-THREE" ON THE FIRST LINE WITH THE WORDS "FORTY-FOUR," AND REPLACE THE WORD "TWELVE" ON THE FOURTH LINE WITH THE WORD "THIRTEEN."

                            FORM OF SUPPLEMENT FOR
                        POSSIBLE USE FROM TIME TO TIME
             TO SPECIFY DIFFERENTIAL IN GUARANTEED INTEREST RATES
                  THAT IS SUBJECT TO CHANGE AS RATES CHANGE


                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                               GENERATIONS (TM)
               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                      SUPPLEMENT DATED ________________
                                      TO
                         PROSPECTUS DATED MAY 1, 1997
                       AS SUPPLEMENTED OCTOBER 14, 1997

ENHANCED RATE--THE GUARANTEED INTEREST RATE FOR THE GUARANTEE PERIOD THAT IS PRESENTLY AVAILABLE UNDER THE AUTOMATIC TRANSFER PLAN, REFERRED TO ON PAGE 20 OF THE PROSPECTUS, IS _______% GREATER THAN THE GUARANTEED INTEREST RATE FOR A GUARANTEE PERIOD OF THE SAME DURATION THAT IS NOT AVAILABLE UNDER SUCH AN AUTOMATIC TRANSFER PLAN.